Schedule of Investments (unaudited)	iShares® MSCI Japan Value ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.1%
ANA Holdings Inc.(a)	2,800	$55,475
Japan Airlines Co. Ltd.(a)	2,800	50,473
		105,948
Auto Components — 2.2%
Aisin Corp.	5,800	212,837
Bridgestone Corp.	22,400	898,208
Stanley Electric Co. Ltd.	5,600	145,495
Sumitomo Electric Industries Ltd.	30,800	403,148
		1,659,688
Automobiles — 14.7%
Honda Motor Co. Ltd.	64,400	1,763,579
Isuzu Motors Ltd.	11,200	150,109
Mazda Motor Corp.(a)	22,400	180,713
Nissan Motor Co. Ltd.(a)	92,400	456,885
Subaru Corp.	25,200	474,620
Suzuki Motor Corp.	7,300	294,684
Toyota Motor Corp.	420,000	7,450,485
Yamaha Motor Co. Ltd.	5,900	148,376
		10,919,451
Banks — 9.0%
Chiba Bank Ltd. (The)	22,400	129,971
Concordia Financial Group Ltd.	42,000	152,342
Japan Post Bank Co. Ltd.	16,800	137,265
Mitsubishi UFJ Financial Group Inc.	484,400	2,558,301
Mizuho Financial Group Inc.	95,250	1,174,305
Resona Holdings Inc.	81,200	296,549
Shizuoka Bank Ltd. (The)	16,800	118,105
Sumitomo Mitsui Financial Group Inc.	50,400	1,639,759
Sumitomo Mitsui Trust Holdings Inc.	14,000	437,296
		6,643,893
Beverages — 1.9%
Asahi Group Holdings Ltd.	17,700	652,783
Kirin Holdings Co. Ltd.	33,600	535,338
Suntory Beverage & Food Ltd.	5,600	197,550
		1,385,671
Building Products — 1.0%
AGC Inc.	8,400	409,055
Lixil Corp.	8,400	207,260
TOTO Ltd.	2,800	123,863
		740,178
Capital Markets — 1.4%
Daiwa Securities Group Inc.	56,000	310,550
Nomura Holdings Inc.	120,400	504,496
SBI Holdings Inc.	8,400	215,512
		1,030,558
Chemicals — 3.0%
Asahi Kasei Corp.	50,400	471,237
Mitsubishi Chemical Holdings Corp.	33,600	262,661
Mitsubishi Gas Chemical Co. Inc.	5,600	92,616
Mitsui Chemicals Inc.	8,400	223,750
Nitto Denko Corp.	5,600	388,243
Sumitomo Chemical Co. Ltd.	58,800	269,719
Toray Industries Inc.	56,000	323,792
Tosoh Corp.	11,200	160,118
		2,192,136
Security	Shares	Value

Commercial Services & Supplies — 0.8%
Dai Nippon Printing Co. Ltd.	8,400	$197,149
Secom Co. Ltd.	2,800	189,538
Toppan Inc.	11,200	169,770
		556,457
Construction & Engineering — 1.0%
Kajima Corp.	16,800	184,764
Obayashi Corp.	25,200	185,093
Shimizu Corp.	22,400	141,121
Taisei Corp.	8,400	244,533
		755,511
Diversified Financial Services — 1.5%
Mitsubishi HC Capital Inc.	25,200	118,288
ORIX Corp.	47,600	937,882
Tokyo Century Corp.	600	28,537
		1,084,707
Diversified Telecommunication Services — 1.9%
Nippon Telegraph & Telephone Corp.	50,400	1,386,800

Electric Utilities — 0.9%
Chubu Electric Power Co. Inc.	25,200	254,221
Kansai Electric Power Co. Inc. (The)	28,000	252,960
Tokyo Electric Power Co. Holdings Inc.(a)	61,600	164,364
		671,545
Electrical Equipment — 1.6%
Fuji Electric Co. Ltd.	5,600	291,534
Mitsubishi Electric Corp.	72,800	909,617
		1,201,151
Electronic Equipment, Instruments & Components — 1.2%
Hirose Electric Co. Ltd.	400	67,083
Kyocera Corp.	11,800	699,392
Yokogawa Electric Corp.	5,600	104,977
		871,452
Entertainment — 0.1%
Toho Co. Ltd.	1,600	71,482

Equity Real Estate Investment Trusts (REITs) — 2.8%
Daiwa House REIT Investment Corp.	87	249,051
GLP J-REIT	168	267,974
Japan Metropolitan Fund Invest.	280	241,587
Japan Real Estate Investment Corp.	56	324,090
Nippon Building Fund Inc.	59	364,616
Nippon Prologis REIT Inc.	58	189,431
Nomura Real Estate Master Fund Inc.	168	239,516
Orix JREIT Inc.	112	178,598
		2,054,863
Food & Staples Retailing — 1.7%
Seven & i Holdings Co. Ltd.	30,800	1,240,544

Food Products — 1.2%
Ajinomoto Co. Inc.	8,400	251,867
MEIJI Holdings Co. Ltd.	5,600	329,588
Nisshin Seifun Group Inc.	8,400	120,806
Nissin Foods Holdings Co. Ltd.	500	36,752
Toyo Suisan Kaisha Ltd.	2,800	113,301
		852,314
Gas Utilities — 0.6%
Osaka Gas Co. Ltd.	14,000	224,897
Tokyo Gas Co. Ltd.	14,000	239,509
		464,406

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Value ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services — 0.2%
Medipal Holdings Corp.	8,400	$150,971

Household Durables — 2.4%
Iida Group Holdings Co. Ltd.	5,600	115,642
Panasonic Corp.	86,800	946,339
Sekisui Chemical Co. Ltd.	14,000	227,423
Sekisui House Ltd.	25,200	489,757
		1,779,161
Household Products — 0.1%
Lion Corp.	5,600	79,812

Industrial Conglomerates — 2.9%
Hitachi Ltd.	25,200	1,476,169
Toshiba Corp.	16,800	672,833
		2,149,002
Insurance — 4.7%
Dai-ichi Life Holdings Inc.	39,200	785,355
Japan Post Holdings Co. Ltd.	98,000	738,563
Japan Post Insurance Co. Ltd.	8,400	129,759
MS&AD Insurance Group Holdings Inc.	16,800	489,865
Sompo Holdings Inc.	11,500	472,282
T&D Holdings Inc.	22,400	263,271
Tokio Marine Holdings Inc.	12,400	622,719
		3,501,814
Interactive Media & Services — 0.5%
Z Holdings Corp.	53,200	352,099

Internet & Direct Marketing Retail — 0.2%
Rakuten Group Inc.	11,200	114,309

Machinery — 2.4%
Hino Motors Ltd.	11,200	92,429
Hitachi Construction Machinery Co. Ltd.	5,600	161,791
Hoshizaki Corp.	1,000	75,977
Kubota Corp.	25,200	524,361
Mitsubishi Heavy Industries Ltd.	14,000	314,028
NGK Insulators Ltd.	11,200	176,880
Toyota Industries Corp.	5,600	459,323
		1,804,789
Marine — 0.5%
Nippon Yusen KK	5,600	362,706

Media — 0.5%
Dentsu Group Inc.	8,400	266,024
Hakuhodo DY Holdings Inc.	5,600	82,848
		348,872
Metals & Mining — 1.5%
Hitachi Metals Ltd.(a)	3,000	55,698
JFE Holdings Inc.	19,600	223,397
Nippon Steel Corp.	33,600	495,388
Sumitomo Metal Mining Co. Ltd.	9,800	362,222
		1,136,705
Multiline Retail — 0.2%
Ryohin Keikaku Co. Ltd.	11,200	180,742

Oil, Gas & Consumable Fuels — 1.3%
ENEOS Holdings Inc.	120,400	446,957
Idemitsu Kosan Co. Ltd.	8,492	218,445
Inpex Corp.	39,200	320,758
		986,160
Security	Shares	Value

Paper & Forest Products — 0.2%
Oji Holdings Corp.	30,800	$141,724

Personal Products — 0.5%
Kao Corp.	6,600	336,676
Pola Orbis Holdings Inc.	2,800	49,892
		386,568
Pharmaceuticals — 5.6%
Astellas Pharma Inc.	72,800	1,141,529
Otsuka Holdings Co. Ltd.	15,100	546,916
Santen Pharmaceutical Co. Ltd.	14,000	185,325
Shionogi & Co. Ltd.	6,800	474,717
Sumitomo Dainippon Pharma Co. Ltd.	8,400	102,375
Taisho Pharmaceutical Holdings Co. Ltd.	1,400	68,828
Takeda Pharmaceutical Co. Ltd.	61,600	1,647,982
		4,167,672
Real Estate Management & Development — 3.9%
Daito Trust Construction Co. Ltd.	2,800	303,267
Daiwa House Industry Co. Ltd.	22,400	650,498
Hulic Co. Ltd.	8,400	79,468
Mitsubishi Estate Co. Ltd.	47,600	654,209
Mitsui Fudosan Co. Ltd.	36,400	748,210
Nomura Real Estate Holdings Inc.	5,600	121,422
Sumitomo Realty & Development Co. Ltd.	11,200	349,350
		2,906,424
Road & Rail — 3.8%
Central Japan Railway Co.	5,600	769,863
East Japan Railway Co.	12,000	735,714
Hankyu Hanshin Holdings Inc.	8,400	248,882
Keio Corp.	2,800	126,580
Keisei Electric Railway Co. Ltd.	2,800	76,602
Kintetsu Group Holdings Co. Ltd.(a)	2,800	80,422
Nippon Express Co. Ltd.	2,800	159,404
Odakyu Electric Railway Co. Ltd.	5,800	111,711
Tokyu Corp.	11,200	154,805
West Japan Railway Co.	8,600	370,598
		2,834,581
Semiconductors & Semiconductor Equipment — 0.1%
Rohm Co. Ltd.	1,100	102,151

Software — 0.2%
Trend Micro Inc.	2,800	161,457

Specialty Retail — 0.2%
USS Co. Ltd.	8,400	123,232

Technology Hardware, Storage & Peripherals — 2.7%
Brother Industries Ltd.	8,400	144,164
Canon Inc.	39,200	862,115
FUJIFILM Holdings Corp.	9,300	731,548
Ricoh Co. Ltd.	8,400	74,536
Seiko Epson Corp.	11,200	180,583
		1,992,946
Tobacco — 1.3%
Japan Tobacco Inc.	47,600	948,042

Trading Companies & Distributors — 6.1%
ITOCHU Corp.	22,400	640,598
Marubeni Corp.	61,600	550,850
Mitsubishi Corp.	50,400	1,498,616
Mitsui & Co. Ltd.	39,200	881,350

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Value ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Sumitomo Corp.	44,800	$609,964
Toyota Tsusho Corp.	8,400	363,755
		4,545,133
Wireless Telecommunication Services — 8.1%
KDDI Corp.	64,400	1,868,576
Softbank Corp.	114,800	1,580,173
SoftBank Group Corp.	47,800	2,511,987
		5,960,736
Total Common Stocks — 98.7%
(Cost: $75,665,824)		73,106,563

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	20,000	20,000

Total Short-Term Investments — 0.0%
(Cost: $20,000)		20,000

Total Investments in Securities — 98.7%
(Cost: $75,685,824)		73,126,563

Other Assets, Less Liabilities — 1.3%		955,683

Net Assets — 100.0%		$74,082,246

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$20,000	(a)	$—	$—	$—	$20,000	20,000	$—	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index.	56	12/09/21	$934	$(51,748)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Value ETF
November 30, 2021

Fair Value Measurements (continued)

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$267,974	$72,838,589	$—	$73,106,563
Money Market Funds	20,000	—	—	20,000
	$287,974	$72,838,589	$—	$73,126,563
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(51,748)	$—	$(51,748)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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